Columbia Multi-Advisor Small Cap Value Fund
SUMMARY OF THE FUND
Investment Objective
Columbia Multi-Advisor Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 24 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Multi-Advisor Small Cap Value Fund	Class A		Class B		Class C		Class I	Class K	Class R	Class R4	Class R5	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none		none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Multi-Advisor Small Cap Value Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class Y	Class Z
Management fees	[1]	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%	none	none	none	none
Other expenses	[1],[2]	0.27%	0.27%	0.27%	0.08%	0.38%	0.27%	0.27%	0.13%	0.08%	0.27%
Total annual Fund operating expenses		1.56%	2.31%	2.31%	1.12%	1.42%	1.81%	1.31%	1.17%	1.12%	1.31%
Less: Fee waivers and/or expense reimbursements	[3]	(0.19%)	(0.19%)	(0.19%)	(0.14%)	(0.14%)	(0.19%)	(0.19%)	(0.14%)	(0.14%)	(0.19%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.37%	2.12%	2.12%	0.98%	1.28%	1.62%	1.12%	1.03%	0.98%	1.12%
[1]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees paid pursuant to separate prior agreements amounted to 0.96% and 0.08% of average daily net assets of the Fund, respectively.
[2]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5 and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund and other expenses for Class Y shares are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2016, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.37% for Class A, 2.12% for Class B, 2.12% for Class C, 0.98% for Class I, 1.28% for Class K, 1.62% for Class R, 1.12% for Class R4, 1.03% for Class R5, 0.98% for Class Y and 1.12% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example - Columbia Multi-Advisor Small Cap Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	706	1,022	1,359	2,310
Class B	715	1,003	1,418	2,443
Class C	315	703	1,218	2,631
Class I	100	342	603	1,351
Class K	130	436	763	1,690
Class R	165	551	962	2,111
Class R4	114	396	700	1,562
Class R5	105	358	630	1,408
Class Y	100	342	603	1,351
Class Z	114	396	700	1,562

Expense Example, No Redemption - Columbia Multi-Advisor Small Cap Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	706	1,022	1,359	2,310
Class B	215	703	1,218	2,443
Class C	215	703	1,218	2,631
Class I	100	342	603	1,351
Class K	130	436	763	1,690
Class R	165	551	962	2,111
Class R4	114	396	700	1,562
Class R5	105	358	630	1,408
Class Y	100	342	603	1,351
Class Z	114	396	700	1,562

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index (the Index). The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Index was $65 million to $4.3 billion as of August 31, 2015. The Fund may invest in any type of securities, including common stocks and depositary receipts.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Fund may invest up to 25% of its net assets in foreign investments.

Subject to oversight by the investment manager, multiple subadvisers provide the day-to-day management of of a portion of the Fund’s portfolio. Each of the subadvisers employs an active investment strategy that focuses on small cap companies in an attempt to take advantage of what are believed to be undervalued securities.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector and the industrials sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class Y shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. Any share class that does not have available performance would have annual returns substantially similar to those of Class A shares.

Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s performance prior to August 2014 reflects returns achieved by one or more different subadvisers.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of June 30, 2015: 1.32%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 26.55% Worst 4th Quarter 2008 -25.30%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Average Annual Total Returns - Columbia Multi-Advisor Small Cap Value Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Jun. 18, 2001	(2.96%)	12.31%	7.15%
Class A | returns after taxes on distributions	Jun. 18, 2001	(5.87%)	11.04%	5.51%
Class A | returns after taxes on distributions and sale of Fund shares	Jun. 18, 2001	0.39%	9.75%	5.47%
Class B	Jun. 18, 2001	(2.24%)	12.52%	7.04%
Class C	Jun. 18, 2001	1.46%	12.81%	7.05%
Class I	Mar. 04, 2004	3.49%	14.15%	8.25%
Class K	Jun. 18, 2001	3.19%	13.85%	8.00%
Class R	Dec. 11, 2006	2.78%	13.36%	7.48%
Class R4	Dec. 11, 2006	3.30%	13.74%	7.84%
Class R5	Dec. 11, 2006	3.38%	14.12%	8.13%
Class Z	Sep. 27, 2010	3.29%	13.85%	7.89%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)		4.22%	14.26%	6.89%